N-4	Jan. 24, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 15, 2023
Amendment Flag	false
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%